Actuarial assumptions: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	5.53%	3.44%	3.37%
Inflation rate	3.00%	3.25%	3.50%
Nominal rate of salary growth	5.06%	5.32%	5.57%
Mortality table	AT-2000	AT-2000	AT-2000
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	5.26%	3.07%	3.36%
Inflation rate	3.00%	3.25%	3.50%
Nominal rate of salary growth	5.06%	5.32%	5.57%
Mortality table	AT-2000	AT-2000	AT-2000